Details of treasury and other financial risks - Lease - minimum payments under sale-and-leaseback arrangements (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 85	€ 112
Not later than one year [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	72
Later than one year and not later than two years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	51
Later than two years and not later than three years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	33
Later than three years and not later than four years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	17
Later than four years and not later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	8
Later than five years [member]
Details of treasury and other financial risks [Line Items]
Minimum payments under sale-and-leaseback arrangements	€ 21